UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10541
                                                     ---------

                    Oppenheimer Tremont Opportunity Fund, LLC
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            -------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND INVESTMENT ALLOCATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND INVESTMENT ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Long/Short Equity             30.3%
Event Driven                  28.3
Equity Market Neutral         14.3
Multi-Strategy                13.4
Fixed Income Arbitrage         6.5
Managed Futures                3.0
Emerging Markets               2.7
Cash Equivalents               1.4
Common Stock                   0.1
Miscellaneous                  0.0

The Fund's portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on total investments in investment funds and short-term investments.

--------------------------------------------------------------------------------


                  6 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and redemption fees, if any; and (2) ongoing costs, including management fees; investor servicing; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other registered investment companies.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any incentive allocation/fee or any transactional costs, such as front-end sales charges (loads) or redemption fees. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING       ENDING          EXPENSES PAID DURING
                            ACCOUNT VALUE   ACCOUNT VALUE   6 MONTHS ENDED
                            (4/1/07)        (9/30/07)       SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
Actual                      $ 1,000.00      $    978.60     $  13.28
--------------------------------------------------------------------------------
Hypothetical                  1,000.00         1,011.73        13.50

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, divided by 2 (to reflect the one-half year period). The annualized expense ratio for the 6-month period ended September 30, 2007 was 2.66%.

--------------------------------------------------------------------------------


                  7 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                                % OF
                                                                                      FAIR       NET                   ACQUISITION
                                                                       COST          VALUE    ASSETS   LIQUIDITY 1          DATE 2
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Quorum Fund Ltd.                                               $    800,000   $  1,589,390       2.4%  Monthly               01/06
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd. (Class A)      2,000,000      2,013,099       3.1   Monthly               04/07
Menta Global Offshore Fund, Ltd.                                  2,000,000      1,870,812       2.8   Monthly               08/07
O'Connor Global Fundamental Market Neutral Long/Short Ltd.        1,500,000      1,807,941       2.8   Monthly               07/06
Tykhe Portfolio Ltd, Class B                                      3,750,000      2,718,476       4.1   Monthly         04/07-05/07
                                                               -------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                       9,250,000      8,410,328      12.8

-----------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                               2,000,000      2,606,137       4.0   Quarterly             09/05
Avenue Asia International Ltd.                                    1,000,000      1,029,503       1.6   Annually              11/05
GoldenTree Credit Opportunities Ltd. (Class A)                    1,500,000      1,524,993       2.3   Semi-Annually         05/07
Halycon Structured Opportunities Offshore Fund Ltd.               1,000,000      1,004,867       1.5   Quarterly             08/07
Highland Crusader Fund II, Ltd.                                   1,500,000      2,903,898       4.4   Semi-Annually   09/05-07/06
JANA Partners Qualified L.P.                                             --      1,977,386       3.0   Quarterly             06/04
Magnetar Risk Linked Fund Ltd.                                      750,000        801,255       1.2   Semi-Annually         02/07
Oceanwood Global Opportunities Fund Ltd. (Class A)                2,250,000      2,210,365       3.4   Quarterly             04/07
SOLUS LLC                                                         1,805,502      2,635,142       4.0   Quarterly             01/06
                                                               -------------------------------------
TOTAL EVENT DRIVEN                                               11,805,502     16,693,546      25.4

-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I, LLC                                             1,224,606      2,387,174       3.6   Quarterly       06/03-08/03
Sorin Offshore Fund Ltd.                                            750,000      1,445,954       2.2   Quarterly             07/06
                                                               -------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                      1,974,606      3,833,128       5.8

-----------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
AlphaGen Pyxis Ltd. Class A                                       2,000,000      2,056,142       3.1   Monthly               03/06
Delta Fund Europe Ltd.                                            1,600,000      1,988,959       3.0   Quarterly             01/06
Hunter Global Investors Fund I, L.P.                                575,000      2,545,467       4.0   Quarterly       05/03-10/03
Kinetics Fund Inc.                                                1,750,000      2,700,615       4.1   Monthly               11/06
MBAM Jandakot Fund                                                1,500,000      1,520,131       2.3   Monthly               08/07
TCS Capital International Ltd.                                    1,600,000      2,499,213       3.8   Quarterly             01/06
Temujin Fund L.P.                                                 2,000,000      2,858,509       4.4   Quarterly       03/05-05/05
TT Mid-Cap Europe Long/Short Fund Ltd.                            1,446,001      1,727,347       2.6   Monthly               04/06
                                                               -------------------------------------
TOTAL LONG/SHORT EQUITY                                          12,471,001     17,896,383      27.3

-----------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                 1,474,088      1,794,763       2.7   Monthly               06/06

-----------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
D.E. Shaw Composite International Fund                            2,000,000      2,718,809       4.2   Quarterly             01/06
Highbridge Asia Opportunities Fund Ltd.                           1,600,000      1,888,283       2.9   Quarterly       02/06-07/07
Stark Investments, L.P.                                           1,379,444      3,292,446       5.0   Quarterly       01/04-02/04
                                                               -------------------------------------
TOTAL MULTI-STRATEGY                                              4,979,444      7,899,538      12.1
                                                               -------------------------------------

Total Investments in Investment Funds                            42,754,641     58,117,076      88.5

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
-----------------------------------------------------------------------------------------------------------------------------------
Crdentia Corporation 3 (230,306 shares)                             138,183         80,607       0.1


                  8 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

                                                                                                % OF
                                                                                      FAIR       NET
                                                                       COST          VALUE    ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS SECURITIES 4                                     $     14,762   $     14,761       0.0%

-----------------------------------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity Funds--
Institutional--TempCash (822,158 shares)                            822,158        822,158       1.3

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AND CASH EQUIVALENTS                         $ 43,729,744     59,034,602      89.9
                                                               ============
OTHER ASSETS NET OF LIABILITIES                                                  6,629,233      10.1
                                                                              ----------------------

NET ASSETS                                                                    $ 65,663,835     100.0%
                                                                              ======================

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period. Such redemptions may be subject to certain terms and conditions as set forth in the Investment Funds offering documents.

2. Represents initial through most recent month of investment purchases.

3. Restricted security--See Note 8 of the accompanying Notes.

4. Comprised of promissory notes and warrants received from an in-kind redemption.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

September 30, 2007
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments in investment funds, at fair value (cost $42,754,641)                                 $  58,117,076
----------------------------------------------------------------------------------------------------------------
Investment in securities, at fair value (cost $152,945)                                                  95,368
----------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                                               822,158
----------------------------------------------------------------------------------------------------------------
Receivable and other assets:
Investment funds sold                                                                                 7,539,095
Investments in investment funds paid in advance                                                       2,500,000
Other assets                                                                                             24,869
                                                                                                  --------------
Total assets                                                                                         69,098,566

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Payables:
Shareholder redemptions                                                                               2,986,984
Management fee                                                                                          135,522
Shareholder communication fees                                                                           69,965
Professional fees                                                                                        68,273
Investor servicing fees                                                                                  67,669
Accounting and investor processing fees                                                                  66,989
Administration fee                                                                                       28,231
Board of Directors' fees and expenses                                                                     5,520
Miscellaneous fees                                                                                        5,578
                                                                                                  --------------
Total liabilities                                                                                     3,434,731

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $  65,663,835
                                                                                                  ==============

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                        $         622
----------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      61,056,234
----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                      (3,633,920)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                             (7,063,959)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           15,304,858
                                                                                                  --------------
NET ASSETS                                                                                        $  65,663,835
                                                                                                  ==============

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
(based on net assets of $65,663,835 and 621,731 shares of beneficial interest outstanding)        $      105.61

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 10 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2007
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------
Dividends                                                                                         $      53,313

----------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------
Management fee                                                                                          416,030
----------------------------------------------------------------------------------------------------------------
Investor servicing fees                                                                                 139,776
----------------------------------------------------------------------------------------------------------------
Administration fee                                                                                       86,691
----------------------------------------------------------------------------------------------------------------
Incentive fees                                                                                          (74,034)
----------------------------------------------------------------------------------------------------------------
Interest expense                                                                                         69,562
----------------------------------------------------------------------------------------------------------------
Accounting and investor processing fees                                                                  65,857
----------------------------------------------------------------------------------------------------------------
Shareholder communication fees                                                                           62,500
----------------------------------------------------------------------------------------------------------------
Professional fees                                                                                        47,800
----------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                            9,000
----------------------------------------------------------------------------------------------------------------
Board of Directors' fees and expenses                                                                     1,888
----------------------------------------------------------------------------------------------------------------
Miscellaneous fees                                                                                       25,828
                                                                                                  --------------
Total expenses                                                                                          850,898

----------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                    (797,585)

----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                      2,649,548
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                 (3,326,609)

----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $  (1,474,646)
                                                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 11 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS/MEMBERS' CAPITAL  Unaudited
--------------------------------------------------------------------------------

                                                                                 SHAREHOLDERS/
                                                                                       MEMBERS            TOTAL
----------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT MARCH 31, 2006                                              $   78,295,251    $  78,295,251

----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                                 (1,549,141)      (1,549,141)
----------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     1,678,198        1,678,198
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                 2,879,624        2,879,624
                                                                                --------------------------------
Net increase in net assets resulting from operations                                 3,008,681        3,008,681

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                                (2,317,983)      (2,317,983)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized long-term gain                                      (1,209,412)      (1,209,412)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized short-term gain                                       (693,603)        (693,603)
                                                                                --------------------------------
Total dividends and/or distributions to shareholders                                (4,220,998)      (4,220,998)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net decrease in net assets resulting from beneficial interest transactions 1        (6,829,756)      (6,829,756)

----------------------------------------------------------------------------------------------------------------
NET ASSETS
Total decrease in net assets                                                        (8,042,073)      (8,042,073)
                                                                                --------------------------------
Net Assets at March 31, 2007 (including accumulated net
investment loss of $2,836,335)                                                  $   70,253,178    $  70,253,178
                                                                                ================================

----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
----------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                                   (797,585)        (797,585)
----------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     2,649,548        2,649,548
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                (3,326,609)      (3,326,609)
                                                                                --------------------------------
Net decrease in net assets resulting from operations                                (1,474,646)      (1,474,646)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net decrease in net assets resulting from beneficial interest transactions 1        (3,114,697)      (3,114,697)

----------------------------------------------------------------------------------------------------------------
NET ASSETS
Total decrease in net assets                                                        (4,589,343)      (4,589,343)
                                                                                --------------------------------
Net Assets at September 30, 2007 (including accumulated net
investment loss of $3,633,920)                                                  $   65,663,835    $  65,663,835
                                                                                ================================

1.Includes redemption fees received of $0 and $1,579 during the six months ended September 30, 2007 and the year ended March 31, 2007, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 12 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2007
----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                              $  (1,474,646)
----------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Net realized gain on investments                                                                     (2,649,548)
Net change in unrealized depreciation on investments                                                  3,326,609
Purchases of investments                                                                            (14,600,000)
Proceeds from sales of investments                                                                   21,223,316
Decrease in investments in investment funds paid in advance                                           2,000,000
Decrease in receivable from investment funds sold                                                     3,522,312
Decrease in other assets                                                                                  7,057
Decrease in incentive fees payable                                                                      (74,034)
Increase in shareholder communication fees payable                                                       41,965
Increase in accounting and investor processing fees payable                                              19,514
Increase in professional fees payable                                                                    18,996
Decrease in management fee payable                                                                      (13,477)
Decrease in investor servicing fees payable                                                              (5,951)
Decrease in administration fee payable                                                                   (2,809)
Increase in Board of Directors' fees and expenses payable                                                   801
Decrease in miscellaneous payable                                                                       (10,444)
                                                                                                  --------------
Net cash provided by operating activities                                                            11,329,661

----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------------------
Proceeds from shares of beneficial interest sold                                                      2,733,425
Payments of shares of beneficial interest redeemed                                                   (8,395,658)
Proceeds from bank borrowings                                                                        13,815,000
Payments from bank borrowings                                                                       (18,725,000)
                                                                                                  --------------
Net cash used in financing activities                                                               (10,572,233)
----------------------------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents                                                               757,428
----------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                                                         64,730
                                                                                                  --------------
Cash and cash equivalents at end of period                                                        $     822,158
                                                                                                  ==============

Supplemental disclosure of cash flow information:
Cash paid for interest on bank borrowings--$74,484

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 13 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                     ENDED
                                                        SEPTEMBER 30, 2007                                    YEAR ENDED MARCH 31,
                                                               (UNAUDITED)       2007       2006        2005       2004       2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $           107.92   $ 109.58   $ 100.00 1       N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss 2                                                (1.23)     (2.17)     (2.18) 3      N/A        N/A        N/A
Net realized and unrealized gain (loss)                              (1.08)      6.48      12.29 3       N/A        N/A        N/A
                                                        ---------------------------------------------------------------------------
Total from investment operations                                     (2.31)      4.31      10.11 3       N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    --      (4.26)        --         N/A        N/A        N/A
Distribution from net realized gain                                     --      (1.71)     (0.53) 3      N/A        N/A        N/A
                                                        ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                    --      (5.97)     (0.53) 3      N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $           105.61   $ 107.92   $ 109.58         N/A        N/A        N/A
                                                        ===========================================================================

===================================================================================================================================
TOTAL RETURN 4                                                       (2.25)%     4.01%      9.53%       2.14%     11.19%      3.15%
-----------------------------------------------------------------------------------------------------------------------------------
Incentive allocation/fee 5                                            0.10       0.16      (0.31)       0.00      (0.35)      0.00
                                                        ---------------------------------------------------------------------------
TOTAL RETURN NET OF INCENTIVE ALLOCATION/FEE                         (2.14)%     4.17%      9.22%       2.14%     10.84%      3.15%

===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets/Members' capital,
end of period (in thousands)                            $           65,664   $ 70,253   $ 78,296    $ 80,895   $ 67,098   $ 36,615
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/members' capital: 6,7
Net investment loss 8                                                (2.51)%    (2.16)%    (2.64)%     (2.25)%    (2.22)%    (2.11)%
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                        2.66%      2.41%      2.54%       2.31%      2.28%      2.16%
Incentive allocation/fee 5                                           (0.21)     (0.14)      0.28        0.00       0.25       0.00
                                                        ---------------------------------------------------------------------------
Total expenses and incentive allocation/fee                           2.45%      2.27%      2.82%       2.31%      2.53%      2.16%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 9                                               22%        24%        38%         52%        36%        29%

N/A--Not applicable. See Note 1 to Financial Statements related to the July 1, 2005 tax and capital structure conversion.

1. Initial net asset value as of July 1, 2005.

2. Based on average shares outstanding during each period.

3. For the period July 1, 2005, conversion of the Fund's tax and capital structure, to March 31, 2006. See Note 1 to the Financial Statements.

4. Assumes an investment on the last valuation date prior to the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. In conjuction with the Fund's capital structure conversion, the incentive allocation was converted to an incentive fee effective July 1, 2005.

6. Ratios do not reflect the Fund's proportionate share of income and expenses of the Investment Funds.

7. Annualized for periods of less than one year.

8. Excludes impact of incentive allocation/fee.

9. Represents the lesser of purchases or sales of investments in Investment Funds divided by the average fair value of investments in Investment Funds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 14 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION

Oppenheimer Tremont Opportunity Fund, LLC (the "Fund") is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek to generate consistent absolute returns over various market cycles. The Fund will pursue this objective by investing primarily in private investment partnerships and similar investment vehicles that are managed by a select group of alternative asset managers ("Investment Funds") that employ a wide range of specialized investment strategies. The Fund allocates its assets dynamically among a variety of alternative investment strategies that each individually offer the potential for attractive investment returns and are expected to blend together within the Fund's portfolio to limit the Fund's overall investment exposure to general trends in equity, debt and other markets.

      OppenheimerFunds, Inc. (the "Adviser"), serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Fund's Board of Directors (the "Board"), pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing its services.

      Tremont Partners, Inc. (the "Sub-Adviser"), an affiliate of the Adviser, has been retained by the Adviser to serve as the Fund's sub-adviser and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

      Shares are offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board based on the net asset value per share of the Fund. Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund's shares are not listed for trading on a securities exchange.

      The Fund from time to time may offer to repurchase outstanding shares based on the Fund's net asset value per share pursuant to written tenders from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offered to repurchase at a specified dollar amount of outstanding shares. Generally, the Fund will offer to repurchase shares four times each year, as of the last business day of March, June, September and December. A redemption fee payable to the Fund equal to 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are to be valued for purposes of repurchase is less than one year following the date of a shareholder's initial investment in the Fund. If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The Fund's Board will establish the amount of shares the Fund will offer to repurchase. The Fund will generally pay the value of the shares repurchased approximately one month after the value of the shares to be repurchased is determined. If all shares owned by a shareholder are repurchased, the shareholder will receive an initial payment equal to 95% of the estimated value of the shares and the balance due will be determined and paid promptly after completion of the year-end audit of the Fund.

--------------------------------------------------------------------------------
CONVERSION OF TAX AND CAPITAL STRUCTURES. Effective July 1, 2005, the Fund has elected to be treated as a corporation for Federal income tax purposes and intends to qualify as a regulated investment company under the provisions of Subchapter M under the Internal Revenue Code of 1986, as amended. The new tax treatment will simplify Fund reporting to investors, allowing tax reports to be made on IRS Form 1099. Previously, each member received the more complex Schedule K-1 and was individually required to report its distributive share of the Fund's taxable income on its own tax return.


                 15 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION Continued

      The Fund has replaced its capital account structure (allowing net increases and decreases in the net value of the Fund's assets to be allocated to a particular investor's individual capital account on a generally pro rata basis) with a standard corporate-type structure in which shareholders will participate in the Fund's "general account" on the basis of the number of shares of the Fund they hold relative to the total number of Fund shares outstanding. Shareholders were issued Fund shares, at a net asset value per share of $100, equal in value to their capital accounts on June 30, 2005. Investors will no longer have individual capital accounts and will refer to their share balances when calculating the value of an investment in the Fund. The Fund's limited liability company interests have been redenominated, and are issued and sold, as "Shares." All previously issued "Interests" have been redenominated as Shares. Persons who are issued Shares by the Fund, and other persons who acquire Shares and are admitted to the Fund by its Board, are "Shareholders."

      The Fund has established a program for the automatic reinvestment of certain annual distributions that the Fund may be required to make. Under the Fund's program, when a shareholder's distribution is reinvested, additional Fund shares will be issued to that shareholder in an amount equal in value to the distribution. Unless the Fund is informed otherwise by notice to the Administrator, shareholders will be enrolled automatically in the reinvestment program. Dividends and distributions are taxable to the recipient whether they are reinvested in shares of the Fund or received as cash.

      In June 2005, the Fund's Board approved the conversion of the Incentive Allocation to an Incentive Fee. Previously, the Sub-Adviser had been designated by the Adviser as the special advisory member (the "Special Advisory Member") and was entitled to receive a performance-based allocation (the "Incentive Allocation") equal to 10% of net profits, if any, in excess of the preferred return (the "Preferred Return"). The Preferred Return was an amount determined by applying an annual percentage rate of 8% to the capital account balance of each Member as of the beginning of the fiscal period. The Incentive Allocation applied only to net profits for the applicable fiscal period that exceeded both:
(i) the Preferred Return for the calendar period; and (ii) any balance in a "Loss Recovery Account," as defined in the Fund's registration statement, established for each Member. A Special Advisory Account had been established by the Fund for crediting any Incentive Allocation due to the Special Advisory Member. The Incentive Allocation was debited from each Member's capital account and credited to the Special Advisory Account. Generally, the Incentive Allocation was made as of the end of each calendar year and upon the repurchase of any Member's Interest (or portion thereof). The Special Advisory Member could withdraw any Incentive Allocation credited to the Special Advisory Account at any time following the date on which the Incentive Allocation is made. During the six months ended June 30, 2005, the Special Advisory Member earned an Incentive Allocation of $395 and voluntarily waived payment of this amount in its entirety. By replacing the individual investor capital accounts with a general Fund account, the manner of calculation of the incentive compensation will change so that such calculation is made on a Fund-wide basis, rather than separately for each member's capital account. The Fund will not pay any additional compensation to the Adviser as a result of the conversion of the Incentive Allocation to an Incentive Fee. Notwithstanding those technical modifications in the manner of calculation, the new Incentive Fee is intended to replicate substantially the payments associated with the former Incentive Allocation.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.


                 16 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

--------------------------------------------------------------------------------
PORTFOLIO VALUATION. The net asset value of the Fund is computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the Fund are purchased, and (iii) any day as of which the Fund repurchases any shares. The Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset value is computed in accordance with the pricing policies and procedures adopted by the Board.

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from a Investment Fund or where a value supplied by a Investment Fund is deemed not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to the Board's supervision. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

--------------------------------------------------------------------------------
INCOME RECOGNITION AND EXPENSES. Dividend income is recorded on the ex-dividend date. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation/depreciation on investments on the statement of operations. Distributions received from Investment Funds, whether in the form of cash or securities, are applied as a reduction of the Investment Fund's cost. Realized gains or losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the Board and Shareholders; all costs with respect to communications to Shareholders; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are capitalized and amortized to expense over twelve months on a straight-line basis.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

      As of March 31, 2007, the Fund had $470,720 and $1,682,117 of post October currency and capital losses, respectively, to offset future income and realized capital gains, if any.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                 17 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES Continued

CASH AND CASH EQUIVALENTS. Cash and cash equivalents consist of monies invested in money market funds sponsored by BlackRock Institutional Management Corporation, an affiliate of PNC Bank, N.A., and are accounted for at net asset value. Dividends receivable from such funds are included in other assets on the statement of assets and liabilities. The Fund treats demand deposits and all financial instruments that mature within three months as cash and cash equivalents.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

MANAGEMENT AND ADMINISTRATIVE FEES. The Adviser provides certain management and administrative services to the Fund. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") computed at an annual rate of 1.20% of the Fund's net assets determined as of the last day of the month (before any repurchases of shares or Incentive
Fee). The Adviser pays 50% of its fee to the Sub-Adviser. In consideration for such administration services, the Fund pays the Adviser a monthly administration fee (the "Administration Fee") computed at an annual rate of 0.25% of the Fund's net assets determined as of the last day of the month (before any repurchases of shares or Incentive Fee and the Management Fee). For the six moths ended September 30, 2007, the Management Fee and Administration Fee incurred by the Fund were $416,030 and $86,691, respectively.

--------------------------------------------------------------------------------
INCENTIVE FEE. The Adviser (or an affiliated company of the Adviser that it designates) is also entitled to receive a performance-based incentive fee equal to 10% of the net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the "Preferred Return," subject to reduction of that excess for prior losses that have not been previously offset against net profits (the "Incentive Fee"). The reduction for prior losses not previously offset by subsequent profits establishes what is typically referred to as a "high water mark". The Incentive Fee will be accrued monthly and is generally payable annually on December 31. No incentive fee will be accrued or payable for any period unless losses from prior periods have been recovered by the Fund. The Adviser is under no obligation to repay any Incentive Fee previously paid by the Fund to the Adviser, notwithstanding subsequent losses, but will reverse certain accruals as described below. For purposes of both the accrual and payment of the Incentive Fee, the Preferred Return is equal to an annual percentage rate of 8%. The Adviser pays the Sub-Adviser the full amount of the incentive fee.

      The Fund will calculate and accrue any liability for the Incentive Fee monthly, based on the Fund's performance. The Fund's net asset value will be reduced or increased each month to reflect this accrual. An increase in the Fund's net asset value will occur only as a result of a reversal of any prior Incentive Fee accruals, if the Fund's current year's cumulative return does not exceed the Preferred Return. No Incentive Fee will be accrued or payable for any current period unless losses from prior periods have been recovered by the Fund. If the Fund has no prior losses, but its performance is negative, the Fund will track its high water mark or "cumulative losses" in a memorandum account ("Loss Carryforward Memorandum Account") on a monthly basis, and no Incentive Fee will be accrued for that month. If the Fund has a net loss for the current calendar year and has not recovered losses from prior calendar year (i.e. has not regained its high water mark), there will be no accrual of an Incentive Fee, and the Fund will add the losses incurred by the Fund to the Loss Carryforward Memorandum Account. If the Fund has no prior losses, and its performance is positive for the current calendar year, the Fund will accrue an Incentive Fee only after the Fund's performance exceeds the Preferred Return. Each time shares are repurchased in a repurchase offer, the Fund will adjust the amount of any cumulative loss in proportion to the number of shares repurchased by the Fund, so that the repurchase of shares has the effect of reducing the amount of cumulative loss. Corresponding upward adjustments are made when investors purchase shares, so that the amount of cumulative loss is


                 18 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC adjusted upward to reflect the effect of such new purchases. During the six months ended September 30, 2007, the Fund reversed $74,034 of Incentive Fees previously accrued during the period January 1, 2007 through March 31, 2007 resulting in no outstanding liability at September 30, 2007 for Fund performance during the nine months then ended.

--------------------------------------------------------------------------------
ADVISER'S AND SUB-ADVISER'S SHARE BALANCES. The value of the Adviser's and Sub-Adviser's share balances at September 30, 2007 were $12,791,570 and $658,536, respectively. The value of the Adviser's and Sub-Adviser's share balances at March 31, 2007 were $13,071,359 and $672,940, respectively. During the year ended March 31, 2007, the Adviser and Sub-Adviser did not have any redemptions.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses. Any Board member who is an employee of the Adviser, or one of its affiliates, does not receive an annual fee from the Fund.

      The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent directors. Benefits are based on years of service and fees paid to each trustee during their period of service. The plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2007, the Fund's projected benefit obligations were increased by $552 and payments of $630 were made to retired directors, resulting in an accumulated liability of $3,917 as of September 30, 2007.

      The Board has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Funds assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
CUSTODIAN FEES. PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund.

      PFPC Inc. ("PFPC") (also an affiliate of PNC Bank, N.A.) serves as accounting and investor processing agent to the Fund and in that capacity provides accounting, tax and Shareholder related services. PFPC receives a monthly fee primarily based upon the average net assets of the Fund, subject to a minimum monthly fee. Additionally, the Fund reimburses all reasonable out of pocket expenses incurred by PFPC.

--------------------------------------------------------------------------------
INVESTOR SERVICING FEES. Under the terms of an investor servicing agreement (the "Investor Servicing Agreement") between the Fund and OppenheimerFunds Distributor, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Shareholders that are their customers. Under the Investor Servicing Agreement, the Fund pays a fee to the Distributor to reimburse it for payments made to Investor Service Providers. This fee is paid quarterly and, with respect to each Investor Service Provider, shall not exceed the lesser of: (i) 0.50% (on an annualized basis) of the aggregate value of shares held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of shares or Incentive Fee and the Management Fee); or (ii) the Distributor's actual payments to the Investor Service Provider. The Distributor is entitled to reimbursement under the Investor Servicing Agreement for any payments it may make to any affiliated Investor Service Providers. At September 30, 2007, $67,669 was payable to the Distributor.


                 19 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED SEPTEMBER 30, 2007   YEAR ENDED MARCH 31, 2007
                                                            SHARES          AMOUNT       SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------
Subscriptions                                               25,657   $   2,733,425       70,593   $  7,580,854
Dividends and/or distributions reinvested                       --              --       40,759      4,213,217
Redemptions                                                (54,927)     (5,848,122)    (174,857)   (18,623,827)
                                                           ----------------------------------------------------
Net decrease                                               (29,270)  $  (3,114,697)     (63,505)  $ (6,829,756)
                                                           ====================================================

--------------------------------------------------------------------------------
5. INVESTMENTS IN INVESTMENT FUNDS

At September 30, 2007, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment and subject to certain terms and conditions as set forth in the Investment Funds' offering documents. Information related to each Investment Fund is included on the statement of investments. At September 30, 2007, the Fund had approximately 4.05% of capital invested in Investment Funds with remaining lock-up provisions extending beyond one year from September 30, 2007, and 0.74% of capital invested in Investment Funds that allow redemptions to occur before expiration of the lock-up with a redemption penalty incurred.

      For the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of Investment Funds were $14,600,000 and $21,223,316, respectively.

--------------------------------------------------------------------------------
6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

--------------------------------------------------------------------------------
7. BORROWINGS

The Fund may borrow money in amounts up to one-third of its total assets (including the amount borrowed) for investment purposes, to meet repurchase requests and for cash management purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      Effective November 28, 2005, The Fund entered into a Credit Agreement with The Bank of Novia Scotia which enables it to participate with certain other Oppenheimer funds in a committed, unsecured credit facility that permits borrowings of up to $60,000,000, collectively. The borrowings of any single fund under the credit facility are further limited to 15% of its net assets. Interest is charged to the Fund, based on its borrowings, at a rate equal to either the Federal Funds Rate plus 0.75% or LIBOR plus 0.75%, depending on the type of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.125% per annum.

      For the six months ended September 30, 2007, the average daily borrowed balance of the Fund was $2,238,005 at an average daily interest rate of 6.18%. The Fund had no outstanding borrowings at September 30, 2007. Expenses incurred by the Fund with respect to interest on borrowings, commitment fees and facility start-up costs are disclosed separately, or as miscellaneous fees, on the Statement of Operations.


                 20 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

--------------------------------------------------------------------------------
8. RESTRICTED SECURITIES

As of September 30, 2007, investments in securities included issues that are restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                      AQUISITION                  VALUATION AS OF     UNREALIZED
SECURITY                    DATE        COST   SEPTEMBER 30, 2007   DEPRECIATION
--------------------------------------------------------------------------------
Crdentia Corporation   1/16/2007   $ 138,183   $           80,607   $     57,576

--------------------------------------------------------------------------------
9.RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
10. SUBSEQUENT EVENTS

Effective October 1, 2007 and November 1, 2007, the Fund received initial and additional contributions from Shareholders of approximately $175,000 and $295,250, respectively.


                 21 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund invests primarily in investment partnerships and similar investment vehicles that are not voting securities. To the extent the Fund invests in voting securities, if any, it has adopted the Portfolio Proxy Voting Policies and Procedures of OppenheimerFunds, Inc. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov.

      In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 22 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Managers (the "Board" or the "Directors"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory and sub-advisory agreements (the "Agreements"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that OppenheimerFunds, Inc. (the "Manager") and Tremont Partners, Inc. (the "Sub-Adviser") provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's and Sub-Adviser's services, (ii) the investment performance of the Fund, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Adviser from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's and Sub-Adviser's key personnel who provide such services. The Sub-Adviser's duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager and Sub-Adviser are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager and Sub-Adviser also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's and Sub-Adviser's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's and Sub-Adviser's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's and Sub-Adviser's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Timothy Birney and the Sub-Adviser's investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreements and from the Manager's and Sub-Adviser's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other closed-end hedge funds of funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year,


                 23 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

three-year and four-year performance were better than its peer group median. However its two-year performance was below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and to the Sub-Adviser, and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other closed-end hedge funds of funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees are lower than its peer group median and its contractual incentive fee is equal to the median of incentive fees for those members of the peer group that have incentive fees. The Board noted that the Manager, not the Fund, pays the Sub-Adviser's fee under the sub-advisory agreement.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to its management fee. The Board considered that the Fund has not experienced recent asset growth.

      BENEFITS TO THE MANAGER AND THE SUB-ADVISER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the fee paid to the Sub-Adviser, the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager and the Sub-Adviser must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager and the Sub-Adviser is important in order for the Manager and the Sub-Adviser to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager and Sub-Adviser receives as a result of their relationship with the Fund, including compensation paid to affiliates for services provided

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager and the Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and the Sub-Adviser and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreements for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.


                 24 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Tremont Opportunity Fund, LLC

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007